SCHEDULE OF INVENTORY (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 176,440	$ 97,636
Work in process
Finished goods	836,359
Inventory	$ 1,012,799	$ 97,636